First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Biotechnology — 1.9%
771	Exact Sciences Corp. (b)	$57,039
	Commercial Services & Supplies — 1.9%
700	Veralto Corp.	57,582
	Health Care Equipment & Supplies — 75.8%
553	Abbott Laboratories	60,869
670	Alcon, Inc. (CHF)	52,290
189	Align Technology, Inc. (b)	51,786
1,579	Baxter International, Inc.	61,044
195	Becton Dickinson & Co.	47,547
520	BioMerieux (EUR)	57,750
1,015	Boston Scientific Corp. (b)	58,677
622	Carl Zeiss Meditec AG (EUR)	67,869
310	Cochlear Ltd. (AUD)	63,094
496	Coloplast A/S, Class B (DKK)	56,705
154	Cooper (The) Cos., Inc.	58,280
1,293	Demant A/S (DKK) (b)	56,678
1,630	DENTSPLY SIRONA, Inc.	58,012
660	Dexcom, Inc. (b)	81,899
711	Edwards Lifesciences Corp. (b)	54,214
4,063	Fisher & Paykel Healthcare Corp., Ltd. (NZD)	60,615
748	GE HealthCare Technologies, Inc.	57,835
729	Hologic, Inc. (b)	52,087
494	Hoya Corp. (JPY)	61,750
379	Insulet Corp. (b)	82,235
184	Intuitive Surgical, Inc. (b)	62,074
2,670	Koninklijke Philips N.V. (EUR) (c)	62,149
649	Masimo Corp. (b)	76,069
699	Medtronic PLC	57,584
3,840	Olympus Corp. (JPY)	55,571
256	Penumbra, Inc. (b)	64,394
358	ResMed, Inc.	61,583
261	Shockwave Medical, Inc. (b)	49,736
1,008	Siemens Healthineers AG (EUR) (d) (e)	58,532
4,377	Smith & Nephew PLC (GBP)	60,171
208	Sonova Holding AG (CHF)	67,862
226	STERIS PLC	49,686
391	Straumann Holding AG (CHF)	63,040
195	Stryker Corp.	58,395
978	Sysmex Corp. (JPY)	54,504
265	Teleflex, Inc.	66,075
2,030	Terumo Corp. (JPY)	66,544
481	Zimmer Biomet Holdings, Inc.	58,538
		2,293,743
Shares	Description	Value

	Health Care Providers & Services — 2.0%
1,726	Amplifon S.p.A. (EUR)	$59,716
	Life Sciences Tools & Services — 18.1%
454	Agilent Technologies, Inc.	63,120
145	Bio-Rad Laboratories, Inc., Class A (b)	46,819
240	Danaher Corp.	55,521
48	Mettler-Toledo International, Inc. (b)	58,222
475	Revvity, Inc.	51,922
255	Sartorius Stedim Biotech (EUR)	67,421
103	Thermo Fisher Scientific, Inc.	54,671
199	Waters Corp. (b)	65,517
130	West Pharmaceutical Services, Inc.	45,776
3,978	WuXi AppTec Co., Ltd., Class H (HKD) (d) (e)	40,475
		549,464

	Total Investments — 99.7%	3,017,544
	(Cost $3,262,321)
	Net Other Assets and Liabilities — 0.3%	7,712
	Net Assets — 100.0%	$3,025,256

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
Non-income producing security which makes payment-in-
kind (“PIK”) distributions. For the fiscal year-to-
date period (April 1, 2023 to December 31, 2023), the Fund
received 104 PIK shares of Koninklijke Philips N.V.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NZD	– New Zealand Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	62.4%
EUR	12.4
JPY	7.9
CHF	6.1
DKK	3.8
AUD	2.1
NZD	2.0
GBP	2.0
HKD	1.3
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows:

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,017,544	$ 3,017,544	$ —	$ —

*	See Portfolio of Investments for industry breakout.
Licensing Information
Indxx and Indxx Global Medical Equipment Index are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.